Commitments and Contingencies - Additional Information (Details) $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($) ft²	Aug. 31, 2019	Sep. 30, 2016	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2018
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, option to terminate						2031		2031
Operating Leases, Rent Expense				$ 0.5	$ 0.4	$ 1.0	$ 1.0	$ 2.0	$ 1.3
Area of land | ft²	70,748
Bedford [Member]
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, option to terminate	2031
Lessee, operating lease, term of contract	11 years
Lease incentive receivable	$ 1.4
Lessee, operating lease, option to extend	five years
Bedford [Member] | Standby Letters of Credit [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument, collateral amount	$ 1.0
Sharpsburg [Member]
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, term of contract		5 years 3 months 10 days
Lessee, operating lease, option to extend		five-year
Lexington [Member]
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, term of contract			5 years							3 years
Lessee, operating lease, option to extend			five-year